Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other payables
Accrual for salary and bonus	¥ 7,789		¥ 18,184
Other taxes and surcharge payable	24,041		31,000
Amounts due to franchisees	218		2,252
Amounts due to third parties under collaborative agreements	49,945		48,133
Accrued expenses	10,281		24,670
Receipt in advance	12,998		37,037
Professional service fee	2,034		4,158
Others	62,788		72,764
Accrued expenses and other payables	¥ 170,094	$ 25,394	¥ 238,198